Basis of Preparation/impact of changes in accounting principles - Parenthetical information Impact of COVID-19 (Detail: Text Values) € in Billions	Jun. 30, 2020 EUR (€)
Government Assistance via Guarantees and Sponsored Lending for COVID-19 [Abstract]
Granted loans primarily offered to corporate and retail customers in Europe	€ 1.4
of which qualified for derecognition	€ 0.2